SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Shares acquired under terms of option agreements	$ 0	$ 41
Transfer of share-based payments reserve upon exercise of RSUs	1,018	512
Transfer of share-based payments reserve upon exercise of Options	90	0
Equipment acquired under finance leases and equipment loans	820	2,925
Non-cash investing and financing activities	$ 1,928	$ 3,478